SCHEDULE OF OTHER INCOME EXPENSES (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Incomeexpenses
Government grant		$ 178,124	$ 48,000
Bank interest income	44,840	22,995	441
Finance costs	(656,689)	(246,262)	(179,651)
Gain on disposal of intangible assets	6,145,711
Gain on investment on event projects	806,606
Gain/(Loss) on early termination of leases		2,539	(7,480)
Sales of concert tickets and others	411,593
Other income/(expenses)	$ 6,752,061	$ (42,604)	$ (138,690)